NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
Net income (loss) per share:
Computation of Basic and Diluted Net Income (Loss) Per Share
The following table sets forth the computation of basic and diluted net income (loss) per share:

	Year ended December 31,
	2016	2015	2014
Numerator:

Net income (loss)	$179	$(6,340)	$(5,200)

Denominator:

Total weighted average number of shares outstanding used in computing:
Basic net income (loss) per share	34,744,484	36,415,651	36,703,251

Diluted net income (loss) per share	34,945,387	36,415,651	36,703,251

Basic net income (loss) per share	$0.01	$(0.17)	$(0.14)
Diluted net income (loss) per share	$0.01	$(0.17)	$(0.14)

Schedule of Anti-dilutive Securities Excluded from Computation of Diluted Net Income (Loss) Per Share
	Year ended December 31,
	2016	2015	2014

Ordinary shares	4,494,914	4,496,769	4,285,397